Note 9 - Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Time Deposit Maturities [Table Text Block]
(Dollar amounts in thousands)
2021	$216,732
2022	38,746
2023	20,419
2024	12,854
2025	6,999
Total	$295,750